Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

6. Debt

Long-term debt consists of the following (in thousands):

	December 31,
	2017	2016
Revolving line-of-credit	$20,000	$—
Term loan facility	562,325	—
First lien term loan	—	324,138
Second lien term loan	—	80,000

Total long-term debt	582,325	404,138
Less unamortized original issue discount	(5,623)	(2,761)
Less unamortized deferred financing costs	(4,626)	(9,089)

Total long-term debt, net of debt issuance costs	572,076	392,288
Less current maturities	(5,652)	(3,324)

Long-term debt, net	$566,424	$388,964

June 2017 Credit Facilities

Senior Secured Term Loan

On June 20, 2017, Holdings and our subsidiary, and direct corporate parent of Holdings, C1 Intermediate Corp. (“Intermediate”) entered into a Term Loan Agreement (the “Term Loan Agreement”) with JPMorgan Chase Bank, N.A. as the administrative agent and collateral agent. The Term Loan Agreement provides for senior secured term loans in the aggregate principal amount of $430,000,000 (the “Term Loans”). A portion of the proceeds of the Term Loans were used to repay the June 2014 Credit Facilities described below and to pay debt issuance costs. The remaining proceeds will be used for working capital needs and general corporate purposes.

Principal installments in the amount of $1,413,000 are due on the last business day of each quarter, commencing September 30, 2017, with the remaining outstanding principal amount to be paid on its maturity date of June 20, 2024.

The obligations under the Term Loan Agreement are unconditionally and irrevocably guaranteed by Intermediate and certain restricted subsidiaries of Holdings. In addition, the obligations under the Term Loan Agreement are secured by a first priority lien on substantially all assets of Holdings and each guarantor, except for the assets secured by a first priority lien under the Revolving Loan Credit Agreement discussed below, on which the Company has granted a second priority lien to secure the obligations under the Term Loan Agreement. In connection with the Term Loan Agreement, Intermediate, Holdings and its restricted subsidiaries are subject to various restrictive covenants, including, among other things, restrictions on dividends. In January, 2018, the Term Loan Agreement was amended to further define restricted payments and other terms in connection with the proposed Merger with Forum. Prepayments of principal are required under the agreement based upon a calculation of excess cash flows commencing with the year ending December 31, 2018.

The Company is permitted to repay outstanding Term Loans at any time without premium or penalty, unless such payment is made prior to June 20, 2018 in connection with a repricing transaction as described in the Term Loan Agreement, in which case the Company is required to pay a premium of 1% of the Term Loans so prepaid.

The Term Loans bear interest at 3.75% above the alternate base rate or 4.75% above the Eurodollar rate as described in the agreement. Interest on the Eurodollar rate Term Loans is payable on the last day of the Interest Period, as defined in the Term Loan Agreement, and interest on alternate base rate Term Loans is payable on the last day of each quarter. Borrowings under the Term Loans had an interest rate of 6.45% at December 31, 2017.

The Company incurred financing transaction costs of approximately $4,778,000 and an original issue discount of $4,300,000 related to the Term Loan Agreement which the Company will amortize over the term of the credit agreement.

In July, 2017, Holdings borrowed an additional $75,000,000 of term loans under an incremental amendment to the Term Loan Agreement, which loans are part of the same class of, and on the same terms as, the initial Term Loans. Proceeds from the incremental amendment were used for the Annese and SPS acquisitions, discussed in Note 2.

In October, 2017, Holdings borrowed an additional $60,000,000 of term loans under an incremental amendment to the Term Loan Agreement, which loans are part of the same class of, and on the same terms as, the initial Term Loans. Proceeds from the incremental amendment were used to acquire AOS, discussed in Note 2—Business Acquisitions.

The Company incurred financing transaction costs of approximately $2,208,000 and an original issue discount of $713,000 related to the incremental term loan joinder agreements. The Company expensed $1,793,000 of direct issuance costs incurred within interest expense on the consolidated statement of income and will amortize $1,128,000 over the remaining term of the credit agreement.

Senior Secured Revolving Loan Facility

On June 20, 2017, Holdings and Intermediate entered into a Revolving Loan Credit Agreement (the “Revolver Agreement”) with Wells Fargo Commercial Distribution Finance, LLC (“Wells Fargo”) as the administrative agent and collateral agent and as Floorplan Funding Agent. The Revolver Agreement provides a senior secured revolving loan facility of $150,000,000 aggregate principal amount of revolving loans and amends and restates the existing floorplan agreement with Wells Fargo in order to extend credit in the form of a floorplan subfacility. The Revolver Agreement matures on June 20, 2022.

The obligations under the Revolver Agreement are unconditionally and irrevocably guaranteed by Intermediate and certain restricted subsidiaries of Holdings. The obligations under the Revolver Agreement are secured by a first priority lien on the receivable accounts, inventory, and deposit and securities accounts, and a second priority lien on substantially all of the other assets of Holdings and each guarantor. The aggregate principal amount of the revolving loans and floorplan advances is limited to a Borrowing Base as defined by the Revolver Agreement, reduced by outstanding letters of credit. Mandatory prepayments are required in the event that the sum of the outstanding principal amount of the revolving loans, letter of credit and floorplan advances exceeds the less of (i) the aggregate revolving commitments of $150,000,000 or (ii) the Borrowing Base, in an amount equal to the excess.

The Revolver Agreement contains a number of covenants including, among other things, requirements to maintain certain financial ratios and restrictions on dividends. If the Revolving Exposure, as described in the Revolver Agreement, exceeds the less of the revolving loan commitments or the borrowing base, the Revolver Agreement requires the Company to prepay outstanding Revolving Loans in an aggregate amount equal to such excess. The Company is permitted to repay outstanding Revolving Loans at any time without premium or penalty.

Borrowings under the Revolver Agreement bear interest at rates ranging from 0.25% to 0.75% above the alternate base rate or from 1.25% to 1.75% above the Eurodollar rate as described in the Revolver Agreement, in each case based on availability under the Revolver Agreement as of such interest payment date. A commitment fee equal to 0.250% or 0.375% per annum (based on availability under the Revolver Agreement) times the average daily unused amount of the available revolving commitments is payable on the last day of each quarter.

At December 31, 2017, the Borrowing Base was $150,000,000. There were no letters of credit outstanding, the outstanding balance on the revolver was $20,000,000 and the outstanding floorplan balance was $32,322,000; therefore, the maximum borrowing available was $97,678,000 at December 31, 2017.

The Company incurred financing transaction costs of approximately $927,000 related to the Revolver Agreement which the Company will amortize over the term of the agreement.

June 2014 Credit Facilities

In June 2014, Holdings, Intermediate and certain subsidiaries of Holdings obtained financing from a loan syndication with several lenders and entered into first and second lien credit agreements containing a revolving line-of-credit commitment and two term loans totaling $270,000,000. Principal installments were due quarterly through June 17, 2020 on the first lien term loan; the second lien term loan was payable in full on June 17, 2021. The revolving line-of-credit commitment had a maximum borrowing availability of $25,000,000, which was reduced by outstanding letters of credit, through June 17, 2019, if any. In May 2015, Holdings borrowed an additional $50,000,000 under an incremental joinder agreement related to the first lien term loan.

Borrowings under the credit agreements were secured by substantially all assets of Holdings, Intermediate and each guarantor. In connection with the credit agreements, Holdings, Intermediate and each guarantor were subject to various restrictive covenants, including, among other things, requirements to maintain certain financial ratios and restrictions on dividends. Prepayments of principal were required under the agreements for the first lien and second lien term loans based upon a calculation of excess cash flows commencing with the year ending December 31, 2015. There were no prepayments of principal required at December 31, 2015 or 2016.

Advances under the revolving line of credit bore interest at 4.00% (applicable margin) above the base rate or 5.00% above the Eurocurrency rate as defined in the agreement. Borrowings under the first and second lien term loans bore interest at 4.00% and 7.00%, respectively, above the base rate or 5.00% and 8.00%, respectively, above the Eurocurrency rate as defined in the agreement. Interest is payable on the last day of the interest period as defined in the agreements.

In October 2016, the first and second lien credit agreements including the revolving line-of-credit commitment were amended. Holdings borrowed an additional $90,000,000 on the first lien term loan. Interest on borrowings under the first and second lien term loans increased to 4.375% and 8.00%, respectively, above the base rate or 5.375% and 9.00%, respectively, above the Eurocurrency rate as defined in the agreements. Principal installments on the first lien term loan increased to $831,000 payable quarterly through June 17, 2020. The maximum borrowing availability of the revolver increased $40,000,000 to $65,000,000. There was no change in the maturity dates. The additional funds borrowed were used to pay dividends to Class A Common stockholders as discussed in Note 7—Stockholders’ Equity (Deficit).

Certain lenders did not participate in the amendment to the credit agreements, therefore the amendment was accounted for as a debt modification with respect to amounts that remained in the syndicate and debt extinguishment with respect to the amounts that exited the syndicate. In accordance with the applicable accounting guidance for debt modification and extinguishment, and for interest costs accounting, the Company expensed $1,470,000 in extinguishment costs incurred, the remaining unamortized debt issuance costs of $989,000 and the remaining unamortized original issue discount of $288,000 relating to the amounts that exited the syndicate and amounts considered “substantially different.” The Company reported these expenses within interest expense on the consolidated statement of income for the year ended December 31, 2016.

The Company incurred financing transaction costs of approximately $6,068,000 related to the amendments and an original issue discount $1,350,000. In accordance with the accounting for debt modification, the Company expensed $1,739,000 of direct issuance costs incurred within interest expense on the consolidated statement of income and will amortize $5,679,000 over the remaining term of the credit agreement.

In March 2017, the Company entered into an incremental term loan joinder agreement with its lender to increase the first lien term loan commitments in an aggregate amount of $50,000,000, subject to various terms and conditions. The interest rates, security agreement, restrictive covenants, and maturity date was the same as the outstanding first lien term loans. There was a commitment fee for the unused portion of the incremental term loan.

The Company incurred financing transaction costs of approximately $703,000 related to the incremental term loan joinder agreement. The Company expensed $556,000 of direct issuance costs incurred within interest expense on the consolidated statement of income and will amortize $147,000 over the remaining term of the credit agreement.

The Company made an initial $10,000,000 draw under the new agreement for working capital purposes in March 2017 and received proceeds of $9,353,000, net of related fees and expenses.

Borrowings under the first and second lien term loans had interest rates of 6.00% and 9.00%, respectively, at December 31, 2015. Borrowings under the first and second lien term loans had interest rates of 6.375% and 10.00%, respectively, at December 31, 2016. The interest rate on the revolving line-of-credit balance was 6.00% as of December 31, 2015 and 2016, but can vary depending upon whether the Company elects to use the Eurocurrency rate or the base rate. A commitment fee is charged at 0.50% on the amount by which the revolving line-of-credit commitment exceeds the outstanding line-of-credit balance. There were no letters of credit outstanding at either December 31, 2015 or 2016; therefore, the maximum borrowing available was $25,000,000 at December 31, 2015 and $65,000,000 at December 31, 2016.

On June 20, 2017, concurrent with entering into the Term Loan Agreement and Revolver Agreement, we terminated the June 2014 Credit Facilities including the first and second lien credit agreements containing a revolving line-of-credit commitment. We accounted for this termination as debt extinguishment and in accordance with the applicable accounting guidance for debt modification and extinguishment, and for interest costs accounting, the Company expensed $3,353,000 in extinguishment costs incurred, the remaining unamortized debt issuance costs of $7,897,000 and the remaining unamortized original issue discount of $2,388,000 relating to the June 2014 Credit Facilities. The Company reported these expenses within interest expense on the consolidated statement of income for the year ended December 31, 2017.

Floor Planning Facilities

In February 2016, a distribution financing agreement was signed with GE Commercial Distribution Finance Corporation (“GE”), for financing inventory purchases. The agreement provided for a $10,000,000 credit limit collateralized by certain accounts receivable balances. Advances under the agreement must be paid within 60 days or by the end of the free flooring period (which ranges from 45-90 days) to avoid interest charges. Any balances not paid within the terms would accrue interest at prime rate but not less than 4.25% plus 0.50%. In March 2016, Wells Fargo & Company purchased GE and a new agreement was signed with Wells Fargo Commercial Distribution Finance, LLC (“Wells Fargo”), in April 2016 with a base credit line of $20,000,000. The outstanding balance at December 31, 2016 was $9,677,000 and is included in accounts payable on the consolidated balance sheets.

In March 2017, the Company amended and restated the foregoing existing floor planning facilities with Wells Fargo pursuant to an amended and restated inventory financing agreement. The agreement allowed for the purchase of inventory up to certain limitations of eligible accounts receivable and inventory balances. Advances under the agreement are collateralized by accounts receivable and inventory subject to the agreement. The facility available to the Company under the agreement is a discretionary facility with a former base credit line of up to $65,000,000. Advances under the agreement must have been paid within 60 days or by the end of the free flooring period (which ranges from 45-90 days) to avoid interest charges. Any balances not paid within the terms would accrue interest at the prime rate but not less than 4.25% plus 0.50%.

On June 20, 2017, concurrent with entering into the Revolver Agreement, the Company amended and restated the foregoing existing floor planning facilities with Wells Fargo to extend credit in the form of floorplan advances up to an aggregate principal amount of $150,000,000. If advances under the agreement are not paid within 60 days or by the end of the free flooring period (which ranges from 45-90 days), the floorplan advance automatically converts to a revolving loan subject to terms under the Revolver Agreement.

The outstanding balance of floorplan advances at December 31, 2017 was $32,322,000 and is included in accounts payable on the consolidated balance sheets.

Debt Issuance Costs

The Company amortizes original issue discount and deferred financing costs (debt issuance cost) using the effective interest method over the life of the related instrument, and such amortization is included in interest expense in the consolidated statements of income.

Debt issuance costs are as follows (in thousands):

	Revolving Line of Credit	Term Loan	First Lien Term Loan	Second Lien Term Loan	Total
Balance as of December 31, 2014	$321	$—	$6,873	$3,276	$10,470
Additions	—		1,418	—	1,418
Amortization	(72)		(1,449)	(507)	(2,028)

Balance as of December 31, 2015	249	—	6,842	2,769	9,860
Additions	2,393	—	2,567	719	5,679
Extinguishment	—	—	(35)	(1,242)	(1,277)
Amortization	(253)	—	(1,675)	(484)	(2,412)

Balance as of December 31, 2016	2,389	—	7,699	1,762	11,850
Additions	927	10,206	147	—	11,280
Extinguishment	(1,933)	—	(6,775)	(1,577)	(10,285)
Amortization	(554)	(786)	(1,071)	(185)	(2,596)

Balance as of December 31, 2017	$829	$9,420	$—	$—	$10,249

Long-term Debt Maturities

The approximate future principal payments on long-term debt at December 31, 2017, is as follows (in thousands):

Years Ending December 31,	Debt
2018	$5,652
2019	5,652
2020	5,652
2021	5,652
2022	5,652
2023 and thereafter	534,065

Total	562,325
Revolving line-of-credit	20,000
Less unamortized debt issuance costs	(10,249)

Total debt	$572,076